Trade and Other Receivables, Net	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Trade and Other Receivables, Net

7. Trade and Other Receivables, Net

The balance in trade and other receivables, net, is comprised of the following:

	December 31,
	2017	2016
Trade receivables from customers	$67.2	$71.2
Interest receivable from invested customer trust funds	1.7	0.5
Other	3.7	5.3

Total gross receivables	72.6	77.0

Less: reserve for sales adjustments	(4.7)	(4.1)
Less: allowance for doubtful accounts	(1.3)	(1.8)

Trade and other receivables, net	$66.6	$71.1

The activity related to the allowance for doubtful accounts is as follows for each of the periods:

	Year Ended December 31,
	2017	2016	2015
Balance at beginning of year	$1.8	$1.1	$1.1
Provision for doubtful accounts	0.2	1.1	0.6
Charge-offs, net of recoveries	(0.7)	(0.4)	(0.6)

Balance at end of year	$1.3	$1.8	$1.1